Derivative Instruments - Summary of Notional Amounts (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Total notional amounts		$ 5,617,622
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	5,309,123
Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		308,499
Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		2,417,715
Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	2,170,578
Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		247,137
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		2,307,511
Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	2,246,752
Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		60,759
Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts		892,396
Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	891,793
Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		603
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		4,046,861
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		3,866,715
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		180,146
Interest rate derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		1,371,987
Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,222,348
Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		149,639
Interest rate derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		1,942,800
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,912,293
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		30,507
Interest rate derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts		732,074
Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		732,074
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		1,303,259
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,303,253
Foreign exchange derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		862,575
Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		862,569
Foreign exchange derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		284,078
Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		284,078
Foreign exchange derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts		156,606
Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		156,606
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		5,565
Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		2,073
Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,537
Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,955
Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		179,007
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		85,443
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		93,564
Equity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		134,557
Equity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		59,281
Equity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		75,276
Equity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		43,659
Equity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		25,562
Equity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		18,097
Equity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts		791
Equity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		600
Equity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		191
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		7,228
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		6,818
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		410
Precious metal derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		7,084
Precious metal derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		6,678
Precious metal derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		406
Precious metal derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		144
Precious metal derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		140
Precious metal derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		4
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		75,702
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		41,210
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		34,373
Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		39,439
Other commodity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		17,510
Other commodity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		21,810
Other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts		35,293
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		23,142
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		12,151
Other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts		970
Other commodity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		558
Other commodity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		412
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Total notional amounts		5,065,287	$ 5,406,743
Held For Trading For Trading Purpose [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	4,756,788	5,019,902
Held For Trading For Trading Purpose [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		308,499	386,841
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		3,556,518	3,561,346
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		3,376,372	3,283,556
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		180,146	277,790
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		1,243,248	1,599,352
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,243,242	1,599,349
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		5,415	6,254
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		177,176	176,689
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		83,612	86,865
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		93,564	89,824
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		7,228	10,205
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		6,818	9,681
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		410	524
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		75,702	52,897
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		41,210	34,142
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		34,373	18,700
Held for hedging and held for trading for economic hedges [member]
Disclosure of financial assets [line items]
Total notional amounts		552,335	537,238
Held for hedging and held for trading for economic hedges [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	[1]	552,335	537,238
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		490,343	480,587
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		490,343	480,587
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		60,011	51,531
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		60,011	51,531
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		150	198
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		1,831	4,914
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,831	4,914
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts			8
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts			8
Forward contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		12,760
Forward contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		9,679
Forward contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		3,081
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		716,565
Forward contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		695,383
Forward contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		19,864
Forward contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,318
Forward contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		7,149	10,593
Forward contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		709,628	1,071,423
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		5,611	3,026
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		6,937	8,751
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		100,198
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		87,710
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		12,488
Centrally cleared forward rate agreements [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		100,198	149,428
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		266,860
Swap contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		46,976
Swap contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		132,683
Swap contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		87,201
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		544,131
Swap contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		128,433
Swap contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		260,439
Swap contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		155,259
Swap contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		243,655	264,184
Swap contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		491,884	486,689
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		23,205	29,852
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		52,247	42,326
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		3,459,061
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,064,805
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,752,039
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		642,217
Centrally cleared swap contracts [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		2,998,139	2,840,793
Centrally cleared swap contracts [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		460,922	445,189
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		13,663
Purchased options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		5,251
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		5,794
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		5,251
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		6,429
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,440
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		19,931
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		18,224
Purchased options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,685
Purchased options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		22
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		13,319	9,188
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		5,251	3,060
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		19,843	19,008
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		344	1,754
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		88
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		14,173
Written options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		10,251
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		7,384
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		10,251
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		5,573
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,216
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		22,626
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		20,529
Written options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		2,090
Written options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		7
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		13,912	9,370
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		10,251	5,060
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		21,887	22,229
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		261	766
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		739	454
Futures contract [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		164,644
Futures contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		134,137
Futures contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		30,507
Futures contract [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		6
Futures contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		6
Futures contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		164,644	269,670
Futures contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		6	3
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		2,237
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,102
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		574
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		561
Credit default swap contracts - protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		2,210	1,907
Credit default swap contracts - protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		27	29
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,647
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		97
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		561
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		989
Centrally cleared credit default swap contracts protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,524	2,424
Centrally cleared credit default swap contracts protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		123	160
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,304
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		874
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		334
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		96
Credit default swap contracts - protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		1,304	614
Credit default swap contracts - protection sold [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts			9
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		377
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		68
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		309
Centrally cleared credit default swap contracts protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts		377	1,309
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		119
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts		119
Centrally cleared commodity derivatives [member] | Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts		$ 119	$ 55

[1]	For OTC derivatives that are not centrally cleared, $1,622.2 billion (2020: $1,984.6 billion) are with counterparties that have two-way collateral posting arrangements, $37.1 billion (2020: $44.9 billion) are with counterparties that have one-way collateral posting arrangements, and $88.4 billion (2020: $88.3 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions.